Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2016	December 31, 2015
VAT and other tax credits	2,526	1,677
Insurance claims receivable, net	1,744	1,319
Deferred insurance premiums	2,042	834
Advances to suppliers	1,285	91
Other	2,195	2,313

Total prepaid expenses and other current assets	$ 9,792	$ 6,234

See Note 2(g) for insurance claims receivable.